Cover	Oct. 31, 2023
Cover [Abstract]
Document Type	8-K12G3
Amendment Flag	false
Document Period End Date	Oct. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-16625
Entity Registrant Name	BUNGE GLOBAL SA
Entity Central Index Key	0001996862
Entity Tax Identification Number	98-1743397
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	1391 Timberlake Manor Parkway
Entity Address, City or Town	Chesterfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63017
City Area Code	314
Local Phone Number	292-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Registered Shares, $0.01 par value per share
Trading Symbol	BG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	BUNGE LIMITED